Employee Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Net Funded Status
The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan and other U.S. based retirement plans, other postretirement benefit plans including health care and life insurance plans covering domestic (i.e. U.S.) employees and the retirement plans for international operations (“Non-U.S.”), together with amounts included in the accompanying consolidated balance sheets and statements of operations:

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
(In millions)	2020	2019	2020	2019	2020	2019
Change in Benefit Obligation
Benefit obligation as of January 1	$559	$516	$286	$246	$12	$12
Service cost	—	—	1	1	—	—
Interest cost	15	21	5	6	—	—
Plan curtailments	(2)	—	—	—	—	—
Plan settlements	(88)	(33)	(5)	—	—	—
Benefits paid	(3)	(4)	(6)	(5)	(1)	(1)
Foreign currency exchange rate translation	—	—	17	5	—	—
Actuarial loss (gain)	41	59	42	33	1	1
Benefit obligation as of December 31(1)	$522	$559	$340	$286	$12	$12
Change in Plan Assets
Fair value of plan assets as of January 1	$503	$452	$228	$192	$—	$—
Actual return (loss) gain on plan assets	74	84	28	29	—	—
Company contributions	2	4	4	5	1	1
Plan settlements	(88)	(33)	(5)	—	—	—
Benefits paid	(3)	(4)	(6)	(5)	(1)	(1)
Foreign currency exchange rate translation	—	—	9	7	—	—
Fair value of plan assets as of December 31	$488	$503	$258	$228	$—	$—
Funded Status of the Plan
Plan assets less than benefit obligation	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)
(1) Participants of the Supplemental Plans are no longer entitled to benefit payments and are considered general creditors of the Company. As such, the Company classified $24 million of its U.S. pension benefit obligation as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020.
Schedule of Defined Benefit Plan, Amounts Included in Financial Statements and Assumptions Used

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
($ in millions)	2020	2019	2020	2019	2020	2019
Amounts recognized in balance sheets:
Prepaid expenses and other assets	$—	$—	$14	$25	$—	$—
Accrued liabilities	(34)	(56)	(96)	(83)	(12)	(12)
Net obligation recognized in the balance sheets	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)

Prior service credit	$—	$—	$(2)	$(2)	$—	$—
Net gain (loss)	(47)	(73)	(93)	(70)	(1)	1
Accumulated other comprehensive income (loss)	(47)	(73)	(95)	(72)	(1)	1
Funded/(Unfunded) accrued pension or postretirement benefit	13	17	13	14	(11)	(13)
Net obligation recognized in the balance sheets	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)

Total recognized in other comprehensive (income) loss	$(26)	$(13)	$23	$13	$1	$1
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(20)	$(3)	$25	$12	$1	$1
Accumulated Benefit Obligation as of December 31(1)	$522	$559	$338	$284	N/A	N/A

Weighted-average assumptions as of December 31
Discount rate	2.3%	3.1%	1.4%	1.9%	2.3%	3.2%
Expected return on assets	4.5%	4.8%	3.0%	3.2%	N/A	N/A
Average rate of increase in compensation	4.3%	4.3%	2.1%	2.2%	N/A	N/A
Interest crediting rate	3.8%	3.8%	N/A	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	5.5%	5.8%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	18	19
N/A - Not applicable
(1) Participants of the Supplemental Plans are no longer entitled to benefit payments and are considered general creditors of the Company. As such, the Company classified $24 million of its U.S. pension benefit obligation as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020.
Schedule of Net Benefit Costs
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense charged to net income (loss). The components of net periodic pension expense (benefit), other than service cost, are included in other (income) expense, net in the accompanying consolidated statements of operations.

	Pension Benefits						Postretirement Benefits (U.S.)
	U.S.			Non-U.S.
	Years Ended December 31,
($ in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$—	$—	$1	$1	$1	$1	$—	$—	$—
Interest cost	15	21	19	5	6	7	—	—	1
Expected return on plan assets	(20)	(22)	(28)	(7)	(9)	(11)	—	—	—
Net amortizations	2	6	1	1	1	1	—	—	—
Settlement loss	9	5	3	2	—	—	—	—	—
Net pension and postretirement expense (benefit)	$6	$10	$(4)	$2	$(1)	$(2)	$—	$—	$1
Weighted-average discount rate for expense (January 1)	3.1%	4.2%	3.6%	1.9%	2.7%	2.4%	3.2%	4.2%	3.5%
Weighted-average assumed long-term rate of return on assets (January 1)	4.8%	6.3%	6.3%	3.2%	4.8%	5.2%	N/A	N/A	N/A
Weighted-average interest crediting rate for expense	3.8%	3.8%	3.8%	N/A	N/A	N/A	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	5.8%	6.1%	6.4%
Ultimate health care cost trend rate (rate to which cost trend is expected to decline)	N/A	N/A	N/A	N/A	N/A	N/A	4.5%	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	N/A	N/A	18	19	20
N/A - Not applicable

Schedule of Allocation of Plan Assets	The fair value measurements of the U.S. pension plan assets relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories:

(In millions)	December 31, 2020			December 31, 2019
Asset Category	Level 1	Level 2	Measured at NAV(1)	Level 1	Level 2	Measured at NAV(1)
Cash	$6	$—	$—	$10	$—	$—
Short Term Investments	—	28	—	—	36	—
Equity Funds(2):
U.S. Large Cap	—	66	—	—	70	—
U.S. Small Cap	—	11	—	—	10	—
International Large Cap	—	36	—	—	38	—
International Small Cap	—	7	—	—	7	—
International Emerging Markets	—	6	9	—	8	8
Fixed Income Securities:
U.S. Treasuries	—	18	—	—	1	—
Corporate Bonds	—	245	—	—	247	—
Government Bonds	—	9	—	—	24	—
Municipal Bonds	—	10	—	—	11	—
Derivatives - Interest Rate	3	—	—	(3)	—	—
Derivatives - Credit	—	—	—	—	1	—
Non-Investment Grade Fixed Income(2)	—	34	—	—	35	—
Total fair value of pension plan assets	$9	$470	$9	$7	$488	$8

(1)    Includes certain investments where the fair value measurement utilizes the net asset value (NAV) and as such, are not classified in the fair value levels above.
(2)    The Level 2 investments relate to investment funds that publish daily NAV per unit. The daily NAV is available to participants in the funds and redemptions can be made daily at the current NAV. The fair value and units are determined and published, and are the basis for current transactions. The investments are not eligible for the NAV practical expedient. However, they are measured at the published NAV because the quoted NAV per unit represents the price at which the investment would be sold in a transaction between independent market participants.
The fair value measurements of the Company's U.K. Plan assets are based upon inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable (Level 1) and significant observable inputs that reflect quoted prices for similar assets or liabilities in active markets (Level 2). The fair value measurements of the U.K. Plan assets relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories:

(In millions)	December 31, 2020			December 31, 2019
Asset Category	Level 1	Level 2	Measured at NAV(1)	Level 1	Level 2	Measured at NAV(1)
Actively Managed Multi-Asset Funds:
Diversified Growth Funds(2)	$—	$39	$—	$—	$42	$—
Multi Asset Credit	—	—	37	—	—	36
Passive Equity Funds:
U.K. Equities(2)	—	12	—	—	11	—
Overseas Equities(2)	—	14	—	—	14	—
Passive Bond Funds:
Corporate Bonds	—	27	—	—	24	—
Liability Driven Investments(2)	—	98	—	—	48	—
Liquidity Fund	24	—	—	46	—	—
Total fair value of pension plan assets	$24	$190	$37	$46	$139	$36

(1)    Includes certain investments where the fair value measurement utilizes the net asset value (NAV) and as such, are not classified in the fair value levels above.
(2)    The Level 2 investments relate to investment funds that publish daily NAV per unit. The daily NAV is available to participants in the funds and redemptions can be made daily at the current NAV. The fair value and units are determined and published, and are the basis for current transactions. The investments are not eligible for the NAV practical expedient. However, they are measured at the published NAV because the quoted NAV per unit represents the price at which the investment would be sold in a transaction between independent market participants.

Schedule of Expected Benefit Payments	The following table presents estimated future benefit payments:

(In millions)	Pension Benefits	Postretirement Benefits (U.S.)
2021	$34	$1
2022	33	1
2023	36	1
2024	38	1
2025	40	1
After 2025	217	3
	$398	$8

Schedule of Multiemployer Plans	The Company's participation in multiemployer plans is outlined in the table below. For plans that are not individually significant to the Company, the total amount of contributions is presented in the aggregate.

	EIN /Pension Plan Number	Pension Protection Act Zone Status		FIP / RP Status Pending /Implemented(1)	Contributions by The Hertz Corporation (In millions)			Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
Pension Fund		2020	2019		2020	2019	2018
Western Conference of Teamsters	91-6145047	Green	Green	N/A	$5	$8	$7	N/A	9/30/2021
Other Plans(2)					2	4	3
Total Contributions					$7	$12	$10
N/A    Not applicable

(1)    Indicates whether a Funding Improvement Plan, as required under the Code to be adopted by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2020.
(2)    Included in the Other Plans are contributions to the Local 1034 Pension Fund. The amount contributed by Hertz to the Local 1034 Pension Fund was reported as being more than 5% of total contributions to the plan on the fund's Form 5500 for the year ended December 31, 2019.